SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 410,512	$ 254,336	$ 247,032
Timing differences
Total gross deferred tax assets	410,512	254,336	247,032
Less: Deferred tax asset valuation allowance	(410,512)	(254,336)	(247,032)
Total net deferred taxes